J.P. MORGAN SPECIALTY FUNDS

Security Capital U.S. Core Real Estate Securities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 15, 2017

to the Prospectuses dated May 1, 2016, as supplemented

Effective immediately, the Security Capital U.S. Core Real Estate Securities Fund (the “Fund”) will operate as a diversified investment company and all references to the Fund being a “non-diversified” fund in the Fund’s prospectuses are deleted including:

•

the sentence “The Fund is non-diversified.” under “What are the Fund’s main investment strategies?” in the Risk/Return Summary and under the “Additional Information About The Fund’s Investment Strategies” in the “More About the Fund” section; and

•	“Non-Diversified Risk” under “The Fund’s Main Investment Risks” in the Risk/Return Summary and under the “Main Risks” in the “More About the Fund” section.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES FOR FUTURE REFERENCE

SUP-SCUSCRES-217

J.P. MORGAN SPECIALTY FUNDS

Security Capital U.S. Core Real Estate Securities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 15, 2017

to the Statement of Additional Information dated May 1, 2016, as supplemented

Effective immediately, the Security Capital U.S. Core Real Estate Securities Fund (the “Fund”) will operate as a diversified investment company. In connection with this, the Fund’s statement of additional information is modified as noted below:

Immediately following subsection (7) under the “Investment Policies — Fundamental Investment Policies” section the following is added:

(8)	May not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

The “Diversification” section is deleted in its entirety and replaced with the following:

DIVERSIFICATION

JPMT I is a registered management investment company and the Fund is a diversified series of JPMT I. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-SCUSCRES-217